Property, Plant and Equipment (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 83,210	$ 84,277	$ 114,391	$ 115,673